CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 26, 2014	Dec. 27, 2013
Statement of Financial Position [Abstract]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 4,127	$ 3,595
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	2,500,000
Common stock, shares issued (in shares)	1,479,463	1,478,151
Common stock, shares outstanding (in shares)	1,479,463	1,478,151
Treasury stock, shares held (in shares)	415	0